Note 5 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Shares
Stock warrants outstanding	3,874,885
Stock options outstanding	45,579
Stock options authorized for future grants	292,714
Total	4,213,178

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	13,367	$317.75	8.6	$58,500
Granted	32,212	62.00
Exercised	-	-
Forfeited or expired	-	-
Outstanding at December 31, 2025	45,579	$137.20	8.6	$-
Exercisable at December 31, 2025	9,531	$423.93	7.2	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue Date	Number of Shares*	Exercise Price*	Expiration
September 2021	268	$4,875.00	September 2026
May 2024	64,228	8.22	May 2029
July 2024	86,800	14.29	January 2030
August 2024	107,025	32.75	March 2030
March 2025	137,405	32.75	June 2030
July 2025	729,200	4.35	July 2030
September 2025	476,196	2.8543	November 2030
December 2025	2,273,763	2.8543	December 2030
Outstanding at December 31, 2025	3,874,885